Net Loss per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the three months ended March 31, 2013 and 2012 (in thousands, except share and per share data):

	Three Months Ended March 31,
	2013	2012
Net loss attributable to common stockholders	$(1,982)	$(4,200)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065

Net loss per share attributable to common stockholders, basic and diluted	$(0.07)	$(0.61)

The following table sets for the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the years ended December 31, 2012, 2011, and 2010 (in thousands, except share and per share data):

	Year Ended December 31,
	2012	2011	2010
Net loss attributable to common stockholders	$(10,921)	$(6,155)	$(3,838)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550

Net loss per share attributable to common stockholders, basic and diluted	$(0.87)	$(0.92)	$(0.64)

Summary of Outstanding Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2013	2012
Convertible preferred stock	—	14,161,444
Stock options to purchase common stock	3,417,752	3,350,429
Restricted stock units	552,008	—
Heldback shares in connection with Movity acquisition	30,524	125,461
Preferred stock warrants	—	56,054
Common stock warrants	—	44,646

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2012	2011	2010
Convertible preferred stock	—	14,161,444	14,161,444
Stock options to purchase common stock	3,570,566	3,334,530	1,532,354
Stock awards to purchase common stock	37,760	—	—
Heldback shares in connection with Movity acquisition	30,524	125,461	125,461
Preferred stock warrants	—	56,054	—
Common stock warrants	56,054	44,646	12,735